LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT (Tables)	9 Months Ended
Sep. 30, 2024
Basic earnings per share [abstract]
Summary of Calculations of Basic and Diluted Loss per Share
The calculations of basic and diluted loss per share are based on:

	Nine months ended September 30,
	2024	2023
	US$’000 (Unaudited)	US$’000 (Unaudited)
Losses
Loss attributable to ordinary equity holders of the parent, used in the basic and diluted earnings per share calculation	(203,310)	(373,436)

	Number of shares Nine months ended September 30,
	2024	2023
	(Unaudited)	(Unaudited)
Shares
Weighted average number of ordinary shares in issue during the period used in the basic and diluted earnings per share calculation	365,268,372	348,293,363